Investments in associates (Details 6) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Investments in associates [Line Items]
Current assets	$ 701,862	$ 501,928
Non-current assets	3,630,951	3,764,487
Current liabilities	521,194	445,125
Non-current liabilities	747,992	774,077
Shareholders’ equity, reported	3,063,627	3,047,213	$ 3,389,236	$ 3,762,125
Group’s interest (40.095%)	1,536,887	1,536,607	2,043,983
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Current assets	101,668	73,480
Non-current assets	278,866	261,075
Current liabilities	(44,411)	(28,532)
Non-current liabilities	(106,332)	(102,519)
Shareholders’ equity, reported	229,791	203,504
Adjustments to conform to the accounting policies of the Group	(14,843)	(17,111)
Shareholders’ equity, adjusted	214,948	186,393
Group’s interest (40.095%)	$ 86,183	$ 74,734	$ 0